Investment Objectives and Goals	Dec. 31, 2025
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Advantage Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Endurance Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Insight Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Permanence Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Growth Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Inception Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Permanence Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vitality Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Asia Opportunity Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Developing Opportunity Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Opportunity Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Opportunity Portfolios) | International Advantage Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Advantage Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Opportunity Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Concentrated Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Applied Equity Portfolios) | Global Core Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Core Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Applied Equity Portfolios) | US Core Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The US Core Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Growth Portfolio - Class IR) | Growth Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Growth Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
(MSIF - Opportunity Portfolios - Class IR) | Global Opportunity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Opportunity Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Opportunity Portfolios - Class IR) | International Opportunity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Opportunity Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Passport Overseas Equity Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Emerging Markets Leaders Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Emerging Markets Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Passport Overseas Equity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Passport Overseas Equity Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Leaders Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Emerging Markets Leaders Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Emerging Markets Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Franchise Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Stars Portfolio (the “Fund”) seeks long-term capital appreciation.
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Equity Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Resilience Portfolio (the “Fund”) seeks long-term capital appreciation.